Schedule of Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Accrued Expenses [Abstract]
Accrued research and development expenses	$ 7,662	$ 7,244
Accrued compensation-related expenses	2,334	1,882
Accrued other expenses	252	1,292
Total accrued expenses	$ 10,248	$ 10,418